Note 3 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 43-1804048 003 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
	Fair value measurements
	as of December 31, 2025, using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Mutual funds	$556,075,039	$-	$-	$556,075,039
Common stock	20,901,785	-	-	20,901,785
Money market funds	17,415,320	-	-	17,415,320
Participant-directed brokerage accounts	17,409,271	-	-	17,409,271
Total	$611,801,415	$-	$-	$611,801,415
	Fair value measurements
	as of December 31, 2024, using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Mutual funds	$494,289,154	$-	$-	$494,289,154
Common stock	19,740,148	-	-	19,740,148
Money market funds	15,219,032	-	-	15,219,032
Participant-directed brokerage accounts	12,015,667	-	-	12,015,667
Total	$541,264,001	$-	$-	$541,264,001